CONVERTIBLE NOTES PAYABLE	6 Months Ended
Apr. 30, 2026
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 9 – CONVERTIBLE NOTES PAYABLE

During the six months ended April 30, 2026, the Company entered into three convertible note financing transactions. The CFI Capital note was issued and fully repaid within the quarter. The JSC and Lambda Ventures notes remained outstanding as of April 30, 2026. The material terms of each transaction are described below.

CFI Capital LLC – Issued and Repaid During the Quarter

On March 12, 2026, the Company issued an 8% Convertible Redeemable Note to CFI Capital LLC (“CFI Capital”) pursuant to a Securities Purchase Agreement. The note had a face value of $150,000, an original issue discount of $12,000, and a purchase price of $138,000, resulting in net cash received of $137,426 after a wire transfer fee of $574. The note bore interest at 8% per annum and matured on March 12, 2027. The note was convertible into shares of the Company’s common stock subject to certain conditions; however, no shares were issued or converted, as the note was repaid in full prior to the six-month conversion eligibility date.

On April 7, 2026, twenty-six (26) days after issuance, the Company repaid the note in full pursuant to the note’s 30-day prepayment provision. The total payoff amount was $158,397, consisting of: (i) principal of $150,000; (ii) a prepayment premium of $7,500 (5% of principal); and (iii) accrued interest of $897 (8% per annum for 26 days). Because the note was extinguished prior to its maturity, the entire unamortized original issue discount of $12,000 was written off to interest expense at the time of repayment. Total financing charges recognized in connection with the CFI Capital note during the quarter were $20,971, comprised of the $12,000 OID write-off, the $7,500 prepayment premium, $897 of accrued interest, and $574 in wire fees. The CFI Capital note had a zero balance as of April 30, 2026.

Jefferson Street Capital, LLC

On April 7, 2026, the Company entered into a Securities Purchase Agreement with Jefferson Street Capital, LLC, a New Jersey limited liability company (the “JSC Buyer”), pursuant to which the Company issued a Convertible Promissory Note in the principal amount of $96,250 (the “JSC Note”) and a Common Stock Purchase Warrant to purchase up to 385,000 shares of Common Stock at an exercise price of $0.25 per share, in exchange for gross proceeds of $87,500. After deduction of $3,000 in legal fees and $2,250 in placement agent fees withheld at funding, net proceeds to the Company were approximately $82,250.

The JSC Note has a principal amount of $96,250, which includes an original issue discount of $8,750. The JSC Note bears a one-time interest charge of 8% on the principal amount ($7,700), which is guaranteed and earned in full as of the issue date. The JSC Note matures on April 7, 2027. The JSC Note is convertible, at the option of the JSC Buyer, at a conversion price equal to 60% of the lowest traded price of the Common Stock on the principal trading market during the twenty (20) trading days prior to the applicable conversion date. The JSC Buyer’s right to convert is subject to a 4.99% beneficial ownership limitation. Upon an event of default, the JSC Note shall become immediately due and payable at 150% of outstanding principal and accrued interest, and default interest accrues at the lesser of 18% per annum or the maximum rate permitted by law. The JSC Warrant is exercisable commencing April 7, 2026 and expires April 7, 2031.

Lambda Ventures, LLC – Convertible Note

On April 9, 2026, the Company entered into a Securities Purchase Agreement with Lambda Ventures, LLC, a Nevada limited liability company (the “LV Buyer”), pursuant to which the Company issued a Convertible Promissory Note in the principal amount of $96,250 (the “LV Note”) and a Common Stock Purchase Warrant to purchase up to 385,000 shares of Common Stock at an exercise price of $0.25 per share, in exchange for gross proceeds of $87,500. After deduction of $3,000 in legal fees and $2,250 in placement agent fees withheld at funding, net proceeds to the Company were approximately $82,250.

The LV Note has a principal amount of $96,250, which includes an original issue discount of $8,750. The LV Note bears a one-time interest charge of 8% on the principal amount ($7,700), which is guaranteed and earned in full as of the issue date. The LV Note matures on April 9, 2027. The LV Note is convertible, at the option of the LV Buyer, at a conversion price equal to 60% of the lowest traded price of the Common Stock on the principal trading market during the twenty (20) trading days prior to the applicable conversion date. The LV Buyer’s right to convert is subject to a 4.99% beneficial ownership limitation. Upon an event of default, all outstanding principal and accrued interest shall become immediately due and payable, and default interest accrues at the lesser of 18% per annum or the maximum rate permitted by law. The LV Warrant is exercisable commencing April 9, 2026 and expires April 9, 2031.

Convertible Notes Payable

The following table summarizes the carrying value of convertible notes payable outstanding as of April 30, 2026:

	Jefferson Street Capital	Lambda Ventures, LLC	Total
Principal amount	$96,250	$96,250	$192,500
Add: Guaranteed interest payable	$7,700	$7,700	$15,400
Gross note balance	$103,950	$103,950	$207,900
Less: Original issue discount	$(8,199)	$(8,246)	$(16,445)
Less: Warrant discount (ASC 470-20)	$(33,929)	$(42,962)	$(76,891)
Less: Debt issue Costs	$(4,919)	$(4,948)	$(9,867)
Less: Guaranteed interest cost	$(7,215)	$(7,257)	$(14,472)
Less: Derivative discount	$(43,138)	$(34,556)	$(77,694)
Net carrying value	$6,550	$5,981	$12,531

Both notes were issued in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and Rule 506(b) of Regulation D.

Warrant Accounting – ASC 470-20 Relative Fair Value Allocation

Each of the JSC Note and the LV Note was issued with a detachable Common Stock Purchase Warrant. In accordance with ASC 470-20, the Company allocated the gross proceeds of each transaction between the debt host instrument and the warrant based on their relative fair values at the issuance date. The fair value of each warrant was determined using the Black-Scholes option pricing model. The value allocated to the warrants is credited to additional paid-in capital and recorded as an additional debt discount amortized to interest expense over the note term.

Black-Scholes Assumptions

The following assumptions were used in the Black-Scholes valuation of each warrant tranche

Jefferson Street Capital Warrant

Parameter	Issuance Date (April 7, 2026)	April 30, 2026 (Informational)
Stock Price (S)	$0.0946	$0.1040
Exercise Price (K)	$0.2500	$0.2500
Expected Term (Years)	5.00	4.94
Risk-Free Rate	3.95%	4.02%
Expected Volatility (σ)	257.85%	308.30%
Expected Dividend Yield	0.00%	0.00%
d₁	2.7486	3.3271
d₂	(3.0171)	(3.5252)
N(d₁)	0.9970	0.9996
N(d₂)	0.0013	0.0002
Fair Value Per Share	$0.0941	$0.1039
Total Warrant Fair Value	$36,211	$40,006

The change in the fair value of the JSC Warrant from the issuance date to April 30, 2026 was $3,795. As the warrant is equity-classified, this change is not recognized in the Statements of Operations.

Lambda Ventures Warrant

Parameter	Issuance Date (April 9, 2026)	April 30, 2026 (Informational)
Stock Price (S)	$0.1190	$0.1040
Exercise Price (K)	$0.2500	$0.2500
Expected Term (Years)	5.00	4.94
Risk-Free Rate	3.91%	4.02%
Expected Volatility (σ)	258.54%	308.30%
Expected Dividend Yield	0.00%	0.00%
d₁	2.7960	3.3271
d₂	(2.9852)	(3.5252)
N(d₁)	0.9974	0.9996
N(d₂)	0.0014	0.0002
Fair Value Per Share	$0.1184	$0.1039
Total Warrant Fair Value	$45,584	$40,006

The change in the fair value of the LV Warrant from the issuance date to April 30, 2026 was $(5,578). As the warrant is equity-classified, this change is not recognized in the Statements of Operations.

Relative Fair Value Allocation and Debt Discount

The following table summarizes the ASC 470-20 allocation and total debt discount at issuance and at closing date for each note:

Jefferson Street Capital

	April 7, 2026	April 30, 2026
Note Principal (Face Value)	$96,250	$96,250
Guaranteed Interest Payable	7,700	7,700
Gross Note Balance	103,950	103,950
Less: Unamortized Debt Discount - OID	(8,750)	(8,199)
Less: Unamortized Debt Discount - Guaranteed Interest	(7,700)	(7,215)
Less: Unamortized Debt Discount - Warrant	(36,211)	(33,929)
Less: Unamortized Debt Issue Costs	(5,250)	(4,919)
Less: Unamortized Debt Discount - Derivative	(46,039)	(43,138)
Convertible Note Payable, Net	$—	$6,550

Lambda Ventures

	April 9, 2026	April 30, 2026
Note Principal (Face Value)	$96,250	$96,250
Guaranteed Interest Payable	7,700	7,700
Gross Note Balance	103,950	103,950
Less: Unamortized Debt Discount - OID	(8,750)	(8,246)
Less: Unamortized Debt Discount - Guar. Int.	(7,700)	(7,257)
Less: Unamortized Debt Discount -Warrant	(45,584)	(42,962)
Less: Unamortized Debt Issue Costs	(5,250)	(4,948)
Less: Unamortized Debt Discount - Derivative	(36,666)	(34,556)
Convertible Note Payable, Net	$—	$5,981

Loss on fair value of convertible note on date of issuance for the three months ended April 30, 2026

	LV Note (Day 1)	JSC Note (Day 1)	Total
Note Face Value	$96,250	$96,250	$192,500
Guaranteed Interest	7,700	7,700	15,400
Gross Note Balance	$103,950	$103,950	$207,900
Less Debt cost
(a) Original Issue Discount (OID)	(8,750)	(8,750)	(17,500)
(b) Guaranteed Interest Charge	(7,700)	(7,700)	(15,400)
(c) Warrant Fair Value (Black-Scholes)	(45,584)	(36,211)	(81,795)
(d)Debt Issue Costs	(5,250)	(5,250)	(10,500)
Net value of note	$36,666	$46,039	$82,705

Derivative Liability — Intrinsic Value	$(113,986)	$(69,300)	$(183,286)
Less: Net value of note	$36,666	$46,039	$82,705
Day 1 loss on issuance of note	$(77,320)	$(23,261)	$(100,581)

Loss on fair value of convertible note for the three months ended January 31, 2026

Amount
Convertible note – Newlan law firm	$59,867
Less: Share issued for conversion	(47,446)
Gain on fair value of convertible note	$12,421

Outstanding Warrants

The following table summarizes the common stock purchase warrants outstanding as of April 30, 2026 and through the date of these financial statements:

Counterparty	Issue Date	Warrant Shares	Exercise Price	Expiration	Grant-Date Fair Value	Status
Jefferson Street Capital, LLC	Apr 7, 2026	385,000	$0.25	Apr 7, 2031	$36,211	Outstanding
Lambda Ventures, LLC	Apr 9, 2026	385,000	$0.25	Apr 9, 2031	$45,584	Outstanding
Total		770,000	$0.25		$81,795

As of April 30, 2026, there were 770,000 warrants outstanding, all with an exercise price of $0.25 per share. All warrants may be exercised on a cashless basis when the market price of the Common Stock exceeds the exercise price and no effective registration statement covers the resale of the warrant shares. All warrants are subject to a 4.99% beneficial ownership limitation.

Interest Expense on Convertible Notes – Six Months Ended April 30, 2026

The following summarizes interest expense recognized in connection with convertible notes payable during the six months ended April 30, 2026:

JSC Note: Guaranteed interest $485; OID amortization $551; warrant discount amortization $2,282; debt issue cost $331; derivative discount amortization $ 2,901; total $6,550.

LV Note: Guaranteed interest $443; OID amortization $503; warrant discount amortization $2,623; debt issue cost $302; derivative discount amortization $ 2,110; total $5,981.

CFI Capital Note (repaid): OID write-off (extinguishment) $12,000; accrued interest $897; total $12,897.

Total interest expense on convertible notes: $25,428 for the six months ended April 30, 2026. Additionally, the $7,500 prepayment premium and $574 wire fee incurred at issuance of the note is included in operating expenses.

Embedded Conversion Features – ASC 815 Analysis

The JSC Note and LV Note each contain a variable conversion feature providing for conversion at 60% of the lowest traded price of the Company’s Common Stock during the 20 trading days prior to conversion. The Company evaluated these embedded conversion features under ASC 815, Derivatives and Hedging, to determine whether the embedded conversion features should be bifurcated from the host instruments and accounted for as derivative liabilities.

The Company evaluated the bifurcation criteria under ASC 815-15. The Company further evaluated whether the conversion features qualify for the equity scope exception under ASC 815-40-15, which provides that an embedded conversion feature is not subject to derivative accounting if it would be classified in equity if it were a freestanding instrument.

The Company concluded that the embedded conversion features in the JSC Note and LV Note do not qualify for the equity scope exception under ASC 815-40-15 and are required to be bifurcated from the debt hosts and accounted for separately as derivative liabilities. Because the conversion price is variable 60% of the lowest traded price during the 20 trading days preceding conversion the number of shares issuable is not fixed, and the features are therefore not considered indexed to the Company's own stock and would not be classified in equity if freestanding. Accordingly, each conversion feature was bifurcated and recorded at its issuance-date fair value as a derivative liability, with subsequent changes in fair value recognized in the statements of operations. The issuance-date fair value of each bifurcated derivative, together with the relative fair value allocated to the detachable warrant under ASC 470-20, was recorded as a debt discount; to the extent those amounts exceeded the proceeds of the note, the excess was recognized immediately as a loss. The resulting debt discount is amortized to interest expense over the term of each note.

The variable conversion pricing structure at 60% of the lowest traded price over the prior 20 trading days creates significant potential dilution risk if the Company’s stock price declines. The number of shares issuable upon conversion is not fixed and could be substantially greater than the number initially anticipated. The Company has reserved 13,000,000 shares of Common Stock for each of the JSC Note and the LV Note to provide for conversion and warrant exercise.

Each of the JSC Note and the LV Note contains provisions that, upon an event of default, accelerate the outstanding balance to 150% of principal and accrued interest and impose default interest at the lesser of 18% per annum or the maximum rate permitted by law. Events of default include, among others, failure to maintain a minimum market capitalization of $3,000,000 on any Trading Day, failure to timely deliver shares upon conversion, and consummation of a Variable Rate Transaction. As of April 30, 2026, the Company was in compliance with the terms of both notes.

JSC Note Derivative Liability – Conversion Feature

The fair value of the derivative liability is measured using the intrinsic value method at each reporting date: Fair Value = (Total Face Obligation ÷ Conversion Price) × max(Stock Price − Conversion Price, 0), where the Conversion Price equals 60% of the lowest closing price of the Company’s common stock during the 20 trading days immediately preceding the measurement date.

At April 7, 2026 (issuance), the 20-trading-day low closing price for the period March 9, 2026 through April 6, 2026 was $0.0946, resulting in a conversion price of $0.05676 (60% × $0.0946). Based on the closing stock price of $0.0946 on the issuance date, the intrinsic value per share was $0.03784 ($0.0946 − $0.05676), and approximately 1,831,395 shares were issuable upon full conversion ($103,950 ÷ $0.05676), resulting in a derivative liability of $69,300 at issuance. (Note: for the JSC Note, the 20-day low and the issuance-date spot price coincide at $0.0946, so this value is unchanged from the prior draft.)

At April 30, 2026, the 20-trading-day low closing price for the period April 1, 2026 through April 29, 2026 was $0.0900, resulting in a conversion price of $0.05400 (60% × $0.0900). Based on the closing stock price of $0.1040 on April 30, 2026, the intrinsic value per share was $0.05000 ($0.1040 − $0.05400), and approximately 1,925,000 shares were issuable upon full conversion ($103,950 ÷ $0.05400), resulting in a derivative liability of $96,250 at April 30, 2026. The Company recognized a loss from the change in fair value of $26,950 for the period (an increase in the derivative liability from $69,300 to $96,250).

The following table presents the roll-forward of the derivative liability for the period:

Derivative Liability - Conversion Feature (JSC)	Amount
Balance - Issuance Date (April 7, 2026)	$69,300
Change in Fair Value - Period (loss)	$26,950
Balance at April 30, 2026	$96,250

LV Note Derivative Liability – Conversion Feature

The fair value of the derivative liability is measured using the intrinsic value method at each reporting date: Fair Value = (Total Face Obligation ÷ Conversion Price) × max (Stock Price − Conversion Price, 0), where the Conversion Price equals 60% of the lowest closing price of the Company’s common stock during the 20 trading days immediately preceding the measurement date.

At April 9, 2026 (issuance), the 20-trading-day low closing price for the period March 11, 2026 through April 8, 2026 was $0.0946, resulting in a conversion price of $0.05676 (60% × $0.0946). Based on the closing stock price of $0.1190 on the issuance date, the intrinsic value per share was $0.06224 ($0.1190 − $0.05676), and approximately 1,831,395 shares were issuable upon full conversion ($103,950 ÷ $0.05676), resulting in a derivative liability of $113,986 at issuance.

At April 30, 2026, the 20-trading-day low closing price for the period April 1, 2026 through April 29, 2026 was $0.0900, resulting in a conversion price of $0.05400 (60% × $0.0900). Based on the closing stock price of $0.1040 on April 30, 2026, the intrinsic value per share was $0.05000 ($0.1040 − $0.05400), and approximately 1,925,000 shares were issuable upon full conversion ($103,950 ÷ $0.05400), resulting in a derivative liability of $96,250 at April 30, 2026. The Company recognized a gain from the change in fair value of $17,736 for the period (a decrease in the derivative liability from $113,986 to $96,250).

The following table presents the roll-forward of the derivative liability for the period:

Derivative Liability - Conversion Feature (LV)	Amount
Balance - Issuance Date (April 9, 2026)	$113,986
Change in Fair Value - Period (gain)	$(17,736)
Balance at April 30, 2026	$96,250